Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent events
32	Subsequent events

The Group has considered subsequent events through April 27, 2022, which was the date of these consolidated financial statements were issued, and has determined none of these events were required to be recognized or disclosed in the consolidated financial statements and related notes.